Employee Future Benefits - Schedule of Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Change in value of plan assets
Balance, beginning of year	$ 3,118
Balance, end of year	3,123	$ 3,118
Defined Benefit Pension Plans
Change in benefit obligation
Balance, beginning of year	3,215	3,037
Service costs	84	76
Employee contributions	16	16
Interest costs	114	115
Benefits paid	(145)	(133)
Actuarial losses (gains)	(217)	217
Past service credits/plan amendments	(1)	0
Foreign currency translation	141	(113)
Balance, end of year	3,207	3,215
Change in value of plan assets
Balance, beginning of year	2,841	2,646
Actual return on plan assets	(93)	336
Benefits paid	(137)	(127)
Employee contributions	16	16
Employer contributions	79	69
Foreign currency translation	124	(99)
Balance, end of year	2,830	2,841
Funded status	(377)	(374)
Long-term assets (Note 11)	26	31
Current liabilities (Note 15)	(12)	(12)
Long-term liabilities (Note 18)	(391)	(393)
Net liabilities	(377)	(374)
Accumulated benefit obligation	2,936	2,940
OPEB Plans
Change in benefit obligation
Balance, beginning of year	665	676
Service costs	31	27
Employee contributions	2	2
Interest costs	23	25
Benefits paid	(26)	(22)
Actuarial losses (gains)	(69)	(14)
Past service credits/plan amendments	(3)	(3)
Foreign currency translation	32	(26)
Balance, end of year	655	665
Change in value of plan assets
Balance, beginning of year	277	252
Actual return on plan assets	(13)	37
Benefits paid	(26)	(22)
Employee contributions	2	2
Employer contributions	29	26
Foreign currency translation	24	(18)
Balance, end of year	293	277
Funded status	(362)	(388)
Long-term assets (Note 11)	1	3
Current liabilities (Note 15)	(13)	(10)
Long-term liabilities (Note 18)	(350)	(381)
Net liabilities	$ (362)	$ (388)